Long-Term Borrowings (Details) - USD ($)	Dec. 31, 2023	Sep. 08, 2023	Jun. 27, 2023	Dec. 31, 2022	May 23, 2022	Dec. 31, 2021	Dec. 31, 2020
Borrowings
Outstanding Loan Balance	$ 698,486,364			$ 744,841,528
Unamortized Deferred Financing Fees	5,237,416			5,881,606
Total	693,248,948			738,959,922
Other Finance-lease liabilities	33,738			75,759
Total	$ 693,282,686			$ 739,035,681		$ 576,996,269	$ 834,476,641
SOFR
Borrowings
Adjustment to interest rate basis	3.15%
$56.0 Million Sale and Leaseback Agreement | Milos
Borrowings
Outstanding Loan Balance	$ 35,016,494
Unamortized Deferred Financing Fees	244,178
Total	$ 34,772,316
$56.0 Million Sale and Leaseback Agreement | Milos | SOFR
Borrowings
Adjustment to interest rate basis	5.84%
$54.0 Million Sale and Leaseback Agreement | Poliegos
Borrowings
Outstanding Loan Balance	$ 32,255,273
Unamortized Deferred Financing Fees	230,740
Total	$ 32,024,533
$54.0 Million Sale and Leaseback Agreement | Poliegos | SOFR
Borrowings
Adjustment to interest rate basis	7.01%
$113.0 Million Secured Term Loan Facility | SOFR
Borrowings
Adjustment to interest rate basis			1.90%
$113.0 Million Secured Term Loan Facility | Kimolos
Borrowings
Outstanding Loan Balance	$ 32,100,000
Unamortized Deferred Financing Fees	178,654
Total	$ 31,921,346
$113.0 Million Secured Term Loan Facility | Kimolos | SOFR
Borrowings
Adjustment to interest rate basis	1.90%
$113.0 Million Secured Term Loan Facility | Folegandros
Borrowings
Outstanding Loan Balance	$ 32,100,000
Unamortized Deferred Financing Fees	178,654
Total	$ 31,921,346
$113.0 Million Secured Term Loan Facility | Folegandros | SOFR
Borrowings
Adjustment to interest rate basis	1.90%
$113.0 Million Secured Term Loan Facility | Nissos Keros
Borrowings
Outstanding Loan Balance	$ 44,400,000
Unamortized Deferred Financing Fees	247,113
Total	$ 44,152,887
$113.0 Million Secured Term Loan Facility | Nissos Keros | SOFR
Borrowings
Adjustment to interest rate basis	1.90%
$84.0 Million Secured Term Loan Facility | SOFR
Borrowings
Adjustment to interest rate basis		1.85%
$84.0 Million Secured Term Loan Facility | Nissos Sikinos
Borrowings
Outstanding Loan Balance	$ 41,212,500
Unamortized Deferred Financing Fees	317,556
Total	$ 40,894,944
$84.0 Million Secured Term Loan Facility | Nissos Sikinos | SOFR
Borrowings
Adjustment to interest rate basis	1.85%
$84.0 Million Secured Term Loan Facility | Nissos Sifnos
Borrowings
Outstanding Loan Balance	$ 41,212,500
Unamortized Deferred Financing Fees	319,363
Total	$ 40,893,137
$84.0 Million Secured Term Loan Facility | Nissos Sifnos | SOFR
Borrowings
Adjustment to interest rate basis	1.85%
$167.5 Million Sale and Leaseback Agreements | Nissos Rhenia
Borrowings
Outstanding Loan Balance	$ 55,383,053
Unamortized Deferred Financing Fees	994,469
Total	$ 54,388,584
$167.5 Million Sale and Leaseback Agreements | Nissos Rhenia | SOFR
Borrowings
Adjustment to interest rate basis	5.21%
$167.5 Million Sale and Leaseback Agreements | Nissos Despotiko
Borrowings
Outstanding Loan Balance	$ 55,725,044
Unamortized Deferred Financing Fees	1,009,605
Total	$ 54,715,439
$167.5 Million Sale and Leaseback Agreements | Nissos Despotiko | SOFR
Borrowings
Adjustment to interest rate basis	5.21%
$125.7 Million Secured Term Loan Facility | SOFR
Borrowings
Adjustment to interest rate basis					2.50%
$125.7 Million Secured Term Loan Facility | Nissos Donoussa
Borrowings
Outstanding Loan Balance	$ 58,335,000
Unamortized Deferred Financing Fees	374,932
Total	$ 57,960,068
$125.7 Million Secured Term Loan Facility | Nissos Donoussa | SOFR
Borrowings
Adjustment to interest rate basis	2.50%
$125.7 Million Secured Term Loan Facility | Nissos Kythnos
Borrowings
Outstanding Loan Balance	$ 58,335,000
Unamortized Deferred Financing Fees	374,932
Total	$ 57,960,068
$125.7 Million Secured Term Loan Facility | Nissos Kythnos | SOFR
Borrowings
Adjustment to interest rate basis	2.50%
$58.0 Million Secured Term Loan Facility | Nissos Anafi
Borrowings
Outstanding Loan Balance	$ 44,500,000
Unamortized Deferred Financing Fees	231,108
Total	$ 44,268,892
$58.0 Million Secured Term Loan Facility | Nissos Anafi | SOFR
Borrowings
Adjustment to interest rate basis	2.09%
$194.0 Million Sale and Leaseback Agreements and $35.1 Million Unsecured Term Loan with Okeanis Marine Holdings S.A. | Nissos Kea
Borrowings
Outstanding Loan Balance	$ 83,053,750
Unamortized Deferred Financing Fees	263,396
Total	$ 82,790,354
$194.0 Million Sale and Leaseback Agreements and $35.1 Million Unsecured Term Loan with Okeanis Marine Holdings S.A. | Nissos Kea | SOFR
Borrowings
Adjustment to interest rate basis	2.66%
$194.0 Million Sale and Leaseback Agreements and $35.1 Million Unsecured Term Loan with Okeanis Marine Holdings S.A. | Nissos Nikouria
Borrowings
Outstanding Loan Balance	$ 84,857,750
Unamortized Deferred Financing Fees	272,716
Total	$ 84,585,034
$194.0 Million Sale and Leaseback Agreements and $35.1 Million Unsecured Term Loan with Okeanis Marine Holdings S.A. | Nissos Nikouria | SOFR
Borrowings
Adjustment to interest rate basis	2.67%